BILLS PAYABLE	12 Months Ended
Dec. 31, 2015
BILLS PAYABLE [Text Block]

13. BILLS PAYABLE

The Company has $10.71 million and $29.87 million of total available borrowing facilities for bills payable with various banks as of December 31, 2015 and 2014, of which $9.39 million and $6.14 million were unutilized as of December 31, 2015 and 2014, respectively. The funds borrowed under these facilities are generally repayable within 1 year. Bills payable are non-interest bearing and generally repaid within 1 year.